DERIVATIVE INSTRUMENTS - Schedule of Carrying Amount and Cumulative Fair Value of Hedging Adjustments (Details) - Derivatives designated as hedging instruments: - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of the Hedged Assets (Liabilities)	$ (2,224)	$ 0
Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets (Liabilities)	$ (12)	$ 0